8. INVESTMENTS IN JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2017
Investments In Joint Ventures Tables
Investments in Joint ventures information
		Information about the issuer
	Main activity	Date	Share capital	Profit (loss) of the year	Equity	Direct and indirect participation %
CIESA (1)	Investment	12.31.2017	639	1,356	2,900	50%
Citelec (2)	Investment	12.31.2017	555	1,201	1,505	50%
Greenwind (3)	Generation	12.31.2017	5	(104)	222	50%

(1) The Company holds a direct and indirect interest of 50% in CIESA, a company that holds a 51% interest in the share capital of TGS. therefore, the Company has an indirect participation of 25.50% in TGS.

(2) Through a 50% interest, the company joint controls Citelec, company that controlled Transener with 52.65% of the shares and votes. As a result, the Company has an indirect participation of 26.33% in Transener.

(3) See Note 1.3.2.

Interest in joint ventures
	12.31.2017	12.31.2016
CIESA	4,048	3,532
Citelec	757	167
Greenwind	125	-
	4,930	3,699

Result from interests in joint ventures
	12.31.2017	12.31.2016	12.31.2015
CIESA	518	125	-
Citelec	596	(20)	9
Greenwind	(50)	-	-
	1,064	105	9

Evolution of interests in joint ventures
	12.31.2017	12.31.2016	12.31.2015
At the beginning of the year	3,699	224	227
Reclassifications (1)	175	-	-
Increase for subsidiaries acquisition (2)	-	3,407	-
Other decreases	(2)	(32)	(14)
Share of profit	1,064	105	9
Share capital increase	-	-	1
Other comprehensive (loss) income	(6)	(5)	1
At the end of the year	4,930	3,699	224

(1) Corresponds to the deconsolidation for sale of the interest in Greenwind (Note 1.3.2).

(2)	Corresponds to the incorporation of the interest in CIESA (Note 1.3.1).